Investments in Unconsolidated Entities (Details) - Schedule of investments in unconsolidated entities - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Impairment of investments in unconsolidated entities
Total			$ 12,277
Beijing Tianyuebowen Science and Technology Co., Ltd. [Member]
Equity investments without readily determinable fair value:
Equity investments without readily determinable fair value	[1]	131,050	141,972
Impairment of investments in unconsolidated entities
Impairment of investments in unconsolidated entities	[1]	(131,050)	(129,695)
Zhongtai International Education Technology (Beijing) Co., Ltd. [Member]
Equity investments without readily determinable fair value:
Equity investments without readily determinable fair value	[2]	145,611	157,746
Impairment of investments in unconsolidated entities
Impairment of investments in unconsolidated entities	[2]	$ (145,611)	$ (157,746)

[1]	On June 2, 2016, the Company invested RMB 0.9 million (approximately $0.14 million as of March 31, 2022) in exchange for 10% equity interest of Tianyuebowen through its related party, Beijing Haohua Haofu Investment Co., Ltd. (“Haohua Haofu”). Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred 10% ownership of Tianyuebowen to the Company subsequently. RMB 0.9 million was paid in full by the Company in June 2016. Due to the continual losses of Tianyuebowen, the company believes that the probability of recovering the investment in Tianyuebowen is low. Therefore the balance of $131,050 investment in Beijing Tianyuebowen is fully impaired in fiscal year 2023.
[2]	On August 15, 2016, the Company invested RMB 1.0 million (approximately $0.15 million as of March 31, 2022) in exchange for 15% equity interest of Zhongtai International Education Technology (Beijing) Co., Ltd. (“Zhongtai”) through Haohua Haofu. Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred the 15% ownership of Zhongtai to the Company subsequently. RMB 1.0 million was paid in full by the Company in August 2016. Due to the continual losses of Zhongta, the company believes that the probability of recovering the investment in Zhongta is low. Therefore the balance of $145,611 investment in Zhongtai is fully impaired in fiscal year 2023.